Accounts Receivable, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Accounts Receivable, Net [Line Items]
Credit policy payment	360 days
Credit losses (in Dollars)	$ 70,790	$ 173,564
Minimum [Member]
Accounts Receivable, Net [Line Items]
Credit policy payment	180 days
Maximum [Member]
Accounts Receivable, Net [Line Items]
Credit policy payment	360 days